Long-Term Liabilities - Schedule of Lease Liabilities and Other Long Term Liabilities (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Long-Term Liabilities - Schedule of Lease Liabilities and Other Long Term Liabilities (Details) [Line Items]
Lease liabilities	$ 2,187
Liabilities for government grants	442
Total	2,629
First year [Member]
Long-Term Liabilities - Schedule of Lease Liabilities and Other Long Term Liabilities (Details) [Line Items]
Lease liabilities	975
Liabilities for government grants	270
Total	1,245
Second year [Member]
Long-Term Liabilities - Schedule of Lease Liabilities and Other Long Term Liabilities (Details) [Line Items]
Lease liabilities	740
Liabilities for government grants	27
Total	767
Third year [Member]
Long-Term Liabilities - Schedule of Lease Liabilities and Other Long Term Liabilities (Details) [Line Items]
Lease liabilities	408
Liabilities for government grants	24
Total	432
Fourth year [Member]
Long-Term Liabilities - Schedule of Lease Liabilities and Other Long Term Liabilities (Details) [Line Items]
Lease liabilities	64
Liabilities for government grants	22
Total	86
Fifth year [Member]
Long-Term Liabilities - Schedule of Lease Liabilities and Other Long Term Liabilities (Details) [Line Items]
Lease liabilities
Liabilities for government grants	20
Total	20
Sixth year and onwards [Member]
Long-Term Liabilities - Schedule of Lease Liabilities and Other Long Term Liabilities (Details) [Line Items]
Lease liabilities
Liabilities for government grants	79
Total	$ 79